Derivative financial instruments - Disclosure of changes in fair value of derivative instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	$ 78,318
Net assets, end of period	74,000	$ 78,318
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Deferred day-one gains (losses)	1,796	1,385
Derivative asset (liability)	1,904	1,517
Level 3 | Derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	132	807
Gains (losses) recognized in the income statement	751	(180)
Purchases, fair value measurement, assets		31
Sales, fair value measurement, assets	84
Settlements	(294)	(529)
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	(565)	3
Net assets, end of period	108	132
Level 3 | Derivatives | Oil price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	30	107
Gains (losses) recognized in the income statement	85	(26)
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets	0
Settlements	(50)	(38)
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	(8)	(13)
Net assets, end of period	57	30
Level 3 | Derivatives | Natural gas price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	394	599
Gains (losses) recognized in the income statement	62	(90)
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets	0
Settlements	(113)	(100)
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	(412)	(15)
Net assets, end of period	(69)	394
Level 3 | Derivatives | Power price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	(306)	(120)
Gains (losses) recognized in the income statement	466	129
Purchases, fair value measurement, assets		31
Sales, fair value measurement, assets	84
Settlements	(113)	(377)
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	(146)	31
Net assets, end of period	(15)	(306)
Level 3 | Derivatives | Currency derivatives [Member]
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	12	219
Gains (losses) recognized in the income statement	115	(193)
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets	0
Settlements	(18)	(14)
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	0	0
Net assets, end of period	109	12
Level 3 | Derivatives | Other derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	2	2
Gains (losses) recognized in the income statement	23	0
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets	0
Settlements	0	0
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	1	0
Net assets, end of period	$ 26	$ 2